UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: January 31

Date of reporting period: April 30, 2016

Item 1. Schedule of Investments.

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Principal Amount		Value

	BANK LOANS – 4.0%
$1,496,183	Aramark Services, Inc. 3.250%, 2/24/2021[1,2]	$1,499,924
1,750,000	Avago Technologies Cayman Finance Ltd. 4.250%, 2/1/2023[1,2,3]	1,753,596
1,500,000	CCO Safari III LLC 3.250%, 8/24/2021[2]	1,504,575
993,950	Dell International LLC 4.000%, 4/29/2020[1,2]	995,013
1,892,047	Grosvenor Capital Management Holdings LLLP 3.750%, 1/2/2021[1,2]	1,866,032
1,750,000	HCA, Inc. 3.250%, 3/8/2023[1,2]	1,764,831
500,000	Micron Technology, Inc. 6.000%, 4/15/2022[1,2]	502,813
1,000,000	NRG Energy, Inc. 2.750%, 7/1/2018[1,2]	999,285
1,750,000	Samsonite IP Holdings Sarl 4.000%, 4/12/2023[1,2,3]	1,766,187
1,500,000	Staples Escrow LLC 4.750%, 1/29/2022[1,2]	1,506,563

	TOTAL BANK LOANS (Cost $14,142,183)	14,158,819

	BONDS – 67.1%
	ASSET-BACKED SECURITIES – 55.6%
2,000,000	Adams Mill CLO Ltd. Series 2014-1A, Class D1, 4.128%, 7/15/2026[1,2,4]	1,611,646
	Apidos CLO XI
950,000	Series 2012-11A, Class D, 4.883%, 1/17/2023[1,2,4]	901,424
2,000,000	Series 2012-11X, Class D, 4.883%, 1/17/2023[1,2]	1,897,736
5,000,000	Apidos CLO XIV Series 2013-14A, Class D, 4.128%, 4/15/2025[1,2,4]	4,594,217
4,250,000	Apidos CLO XV Series 2013-15A, Class C, 3.884%, 10/20/2025[1,2,4]	3,884,822
6,000,000	Atrium CDO Corp. Series 8A, Class E, 6.638%, 10/23/2022[1,2,4]	5,720,863
1,000,000	Atrium XI Series 11A, Class F, 6.688%, 10/23/2025[1,2,4]	722,639
	Babson CLO Ltd.
1,500,000	Series 2012-2A, Class CR, 4.218%, 5/15/2023[1,2,4]	1,428,755
6,000,000	Series 2014-IA, Class C, 4.084%, 7/20/2025[1,2,4]	5,347,465
6,000,000	Series 2014-3A, Class D1, 4.128%, 1/15/2026[1,2,4]	5,281,281
3,000,000	Series 2014-IIA, Class D, 4.233%, 10/17/2026[1,2,4]	2,676,075
	Battalion CLO V Ltd.
2,000,000	Series 2014-5A, Class C, 4.133%, 4/17/2026[1,2,4]	1,632,532

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$3,000,000	Series 2014-5A, Class D, 5.383%, 4/17/2026[1,2,4]	$2,130,515
3,500,000	Battalion CLO VII Ltd. Series 2014-7A, Class C, 4.533%, 10/17/2026[1,2,4]	2,922,227
2,000,000	Benefit Street Partners CLO V Ltd. Series 2014-VA, Class D, 4.184%, 10/20/2026[1,2,4]	1,730,348
500,000	Benefit Street Partners CLO VII Ltd. Series 2015-VIIA, Class C, 4.183%, 7/18/2027[1,2,4]	430,519
	BlueMountain CLO Ltd.
1,250,000	Series 2011-1A, Class D, 4.618%, 8/16/2022[1,2,4]	1,254,584
1,510,000	Series 2012-1A, Class E, 6.134%, 7/20/2023[1,2,4]	1,394,420
1,500,000	Series 2013-2A, Class D, 4.185%, 1/22/2025[1,2,4]	1,424,663
1,560,000	Series 2013-1A, Class D, 5.218%, 5/15/2025[1,2,4]	1,315,378
	Carlyle Global Market Strategies CLO Ltd.
4,000,000	Series 2012-1AR, Class DR, 4.384%, 4/20/2022[1,2,4]	3,935,792
3,000,000	Series 2014-3A, Class C1, 4.334%, 7/27/2026[1,2,4]	2,821,440
	Catamaran CLO Ltd.
3,000,000	Series 2013-1A, Class D, 4.384%, 1/27/2025[1,2,4]	2,815,500
2,575,000	Series 2014-2A, Class C, 4.133%, 10/18/2026[1,2,4]	2,266,000
500,000	Series 2015-1A, Class E, 5.785%, 4/22/2027[1,2,4]	408,735
3,260,000	Cent CLO 17 Series 2013-17A, Class D, 6.616%, 1/30/2025[1,2,4]	2,803,293
	Cent CLO 22 Ltd.
5,000,000	Series 2014-22A, Class C, 4.370%, 11/7/2026[1,2,4]	4,440,088
1,500,000	Series 2014-22A, Class E, 7.020%, 11/7/2026[1,2,4]	791,585
	CIFC Funding Ltd.
500,000	Series 2011-1A, Class C, 3.733%, 1/19/2023[1,2,4]	500,050
1,000,000	Series 2012-1AR, Class B2R, 6.868%, 8/14/2024[1,2,4]	901,345
4,000,000	Series 2012-2A, Class B1R, 4.286%, 12/5/2024[1,2,4]	3,874,000
2,750,000	Dryden 30 Senior Loan Fund Series 2013-30A, Class D, 3.818%, 11/15/2025[1,2,4]	2,423,717
500,000	Dryden 37 Senior Loan Fund Series 2015-37A, Class F, 7.028%, 4/15/2027[1,2,4]	362,339
3,800,000	Dryden XXII Senior Loan Fund Series 2011-22A, Class CR, 4.628%, 1/15/2022[1,2,4]	3,705,224
	Dryden XXIII Senior Loan Fund
3,325,000	Series 2012-23A, Class CR, 4.528%, 7/17/2023[1,2,4]	3,174,929
2,520,000	Series 2012-23A, Class DR, 6.628%, 7/17/2023[1,2,4]	2,230,201
1,750,000	Series 2012-23A, Class ER, 7.628%, 7/17/2023[1,2,4]	1,239,212
	Dryden XXIV Senior Loan Fund
3,000,000	Series 2012-24RA, Class ER, 6.568%, 11/15/2023[1,2,4]	2,616,941
1,000,000	Series 2012-24RA, Class FR, 8.518%, 11/15/2023[1,2,4]	767,500
2,750,000	Finn Square CLO Ltd. Series 2012-1A, Class C, 4.228%, 12/24/2023[1,2,4]	2,548,173
	Flatiron CLO Ltd.

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$9,500,000	Series 2011-1A, Class D, 4.228%, 1/15/2023[1,2,4]	$9,310,037
2,250,000	Series 2012-1A, Class D, 6.138%, 10/25/2024[1,2,4]	1,991,250
4,000,000	Series 2014-1A, Class C, 3.933%, 7/17/2026[1,2,4]	3,479,715
5,000,000	Ford Credit Auto Owner Trust Series 2013-B, Class A4, 0.760%, 8/15/2018[1]	4,997,710
2,000,000	Fraser Sullivan CLO VII Ltd. Series 2012-7A, Class CR, 4.084%, 4/20/2023[1,2,4]	1,900,091
3,250,000	Gramercy Park CLO Ltd. Series 2012-1A, Class DR, 6.133%, 7/17/2023[1,2,4]	3,016,345
1,250,000	Greywolf CLO II Ltd. Series 2013-1A, Class C, 4.458%, 4/15/2025[1,2,4]	1,164,681
	Greywolf CLO III Ltd.
4,500,000	Series 2014-1A, Class C, 4.235%, 4/22/2026[1,2,4]	4,218,750
2,100,000	Series 2014-1A, Class D, 5.735%, 4/22/2026[1,2,4]	1,827,668
1,000,000	Series 2014-1A, Class E, 6.385%, 4/22/2026[1,2,4]	713,567
416,402	GSAMP Trust Series 2004-HE2, Class A3C, 1.599%, 9/25/2034[1,2]	410,138
2,000,000	Honda Auto Receivables Owner Trust Series 2016-1, Class A2, 1.010%, 6/18/2018[1]	2,000,864
1,000,000	Jamestown CLO II Ltd. Series 2013-2A, Class D, 6.385%, 1/22/2025[1,2,4]	752,977
5,000,000	Jamestown CLO VII Ltd. Series 2015-7A, Class C, 4.388%, 7/25/2027[1,2,4]	4,461,054
550,000	Madison Park Funding X Ltd. Series 2012-10A, Class E, 5.884%, 1/20/2025[1,2,4]	492,764
	Marine Park CLO Ltd.
1,000,000	Series 2012-1A, Class CR, 4.168%, 10/12/2023[1,2,4]	947,126
3,000,000	Series 2012-1A, Class DR, 6.068%, 10/12/2023[1,2,4]	2,677,500
	Mountain View CLO Ltd.
8,300,000	Series 2013-1A, Class D, 3.931%, 4/12/2024[1,2,4]	6,496,577
1,500,000	Series 2014-1A, Class D, 4.378%, 10/15/2026[2,4]	1,146,936
3,750,000	Series 2015-9A, Class D, 5.978%, 7/15/2027[1,2,4]	2,973,690
2,500,000	Mountain View CLO X Ltd. Series 2015-10A, Class E, 5.480%, 10/13/2027[1,2,4]	1,984,183
3,000,000	Mountain View Funding CLO Ltd. Series 2006-1A, Class E, 5.028%, 4/15/2019[1,2,4]	2,874,985
1,000,000	Neuberger Berman CLO XII Ltd. Series 2012-12A, Class ER, 6.888%, 7/25/2023[1,2,4]	941,099
2,000,000	Neuberger Berman CLO XV Ltd. Series 2013-15A, Class D, 3.878%, 10/15/2025[1,2,4]	1,839,948
2,100,000	Nissan Auto Receivables Owner Trust Series 2014-B, Class A3, 1.110%, 5/15/2019[1]	2,103,175
1,090,710	Ownit Mortgage Loan Trust Series Series 2005-2, Class M4, 1.369%, 3/25/2036[1,2]	1,077,010

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,500,000	OZLM Funding III Ltd. Series 2013-3A, Class D, 5.635%, 1/22/2025[1,2,4]	$1,305,750
3,000,000	OZLM Funding Ltd. Series 2012-2A, Class C, 4.966%, 10/30/2023[1,2,4]	2,926,211
2,000,000	OZLM Funding V Ltd. Series 2013-5A, Class C, 4.133%, 1/17/2026[1,2,4]	1,841,203
2,000,000	OZLM VI Ltd. Series 2014-6A, Class C, 4.133%, 4/17/2026[1,2,4]	1,803,534
3,000,000	OZLM VII Ltd. Series 2014-7A, Class C, 4.233%, 7/17/2026[1,2,4]	2,722,035
731,998	Park Place Securities, Inc. Asset-Backed Pass-Through Ctfs Ser Series 2004-WHQ2, Class M2, 1.384%, 2/25/2035[1,2]	731,223
843,321	Structured Asset Investment Loan Trust Series 2004-8, Class M1, 1.339%, 9/25/2034[1,2]	812,165
650,000	Symphony CLO VII Ltd. Series 2011-7A, Class D, 3.834%, 7/28/2021[1,2,4]	650,669
3,000,000	TICP CLO I Ltd. Series 2014-1A, Class C, 3.936%, 4/26/2026[1,2,4]	2,553,257
1,000,000	Toyota Auto Receivables Owner Trust Series 2015-A, Class A3, 1.120%, 2/15/2019[1]	1,000,973
	Voya CLO Ltd.
3,250,000	Series 2012-3A, Class ER, 6.628%, 10/15/2022[1,2,4]	2,990,469
3,750,000	Series 2012-4A, Class C, 5.128%, 10/15/2023[1,2,4]	3,685,224
500,000	Series 2013-1A, Class C, 4.128%, 4/15/2024[1,2,4]	468,045
1,080,000	Wells Fargo Home Equity Asset-Backed Securities Trust Series 2005-3, Class M3, 0.899%, 11/25/2035[1,2]	1,055,367
	West CLO Ltd.
3,550,000	Series 2012-1A, Class D, 7.116%, 10/30/2023[1,2,4]	2,092,966
5,500,000	Series 2013-1A, Class D, 5.520%, 11/7/2025[1,2,4]	2,990,478
2,000,000	Series 2014-1A, Class C, 4.083%, 7/18/2026[1,2,4]	1,639,487
5,000,000	World Omni Automobile Lease Securitization Trust Series 2014-A, Class A3, 1.160%, 9/15/2017[1]	5,004,325

	TOTAL ASSET-BACKED SECURITIES (Cost $213,059,342)	195,001,394

	COMMERCIAL MORTGAGE-BACKED SECURITIES – 4.2%
1,475,000	Banc of America Commercial Mortgage Trust Series 2006-5, Class AM, 5.448%, 9/10/2047[1]	1,490,275
380,000	CCRESG Commercial Mortgage Trust Series 2016-HEAT, Class B, 4.114%, 4/10/2029[4]	391,432
1,720,000	CFCRE Mortgage Trust Series 2015-RUM, Class C, 3.183%, 7/15/2030[1,2,4]	1,696,857
977,987	Chase Mortgage Trust Series 2016-1, Class M2, 3.750%, 4/25/2045[1,4]	971,255

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	Freddie Mac Structured Agency Credit Risk Debt Notes
$1,500,000	Series 2014-HQ2, Class M2, 2.639%, 9/25/2024[1,2]	$1,500,238
1,250,000	Series 2015-DNA3, Class M2, 3.283%, 4/25/2028[1,2]	1,273,708
	FREMF Mortgage Trust
1,752,500	Series 2012-K706, Class C, 4.167%, 11/25/2044[1,2,4]	1,778,896
1,750,000	Series 2012-K21, Class C, 4.071%, 7/25/2045[1,2,4]	1,713,508
795,000	Series 2012-K710, Class C, 3.952%, 6/25/2047[1,2,4]	799,275
3,250,000	GSCCRE Commercial Mortgage Trust Series 2015-HULA, Class C, 3.183%, 8/15/2032[2,4]	3,217,061

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $14,826,170)	14,832,505

	CORPORATE – 7.3%
	COMMUNICATIONS – 0.5%
1,700,000	AT&T, Inc. 3.600%, 2/17/2023[1]	1,777,772

	CONSUMER, CYCLICAL – 0.8%
1,700,000	CVS Health Corp. 3.875%, 7/20/2025[1]	1,837,520
875,000	Landry's Holdings II, Inc. 10.250%, 1/1/2018[1,4]	883,750
		2,721,270
	CONSUMER, NON-CYCLICAL – 0.9%
1,550,000	Actavis Funding SCS 2.450%, 6/15/2019[3]	1,566,757
1,658,000	Perrigo Finance Unlimited Co. 4.375%, 3/15/2026[1,3]	1,705,696
		3,272,453
	ENERGY – 0.4%
1,550,000	Plains All American Pipeline LP / PAA Finance Corp. 2.600%, 12/15/2019[1]	1,488,051

	FINANCIAL – 4.4%
4,000,000	American Express Co. 4.900%, 12/29/2049[1,2]	3,605,000
4,000,000	JPMorgan Chase & Co. 5.300%, 12/29/2049[1,2]	4,010,000
2,500,000	MetLife, Inc. 5.250%, 12/29/2049[1,2]	2,440,500
1,850,000	Morgan Stanley 4.875%, 11/1/2022	2,016,204
2,000,000	PNC Financial Services Group, Inc. 4.850%, 5/29/2049[1,2]	1,920,000

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL (Continued)
$1,400,000	Wells Fargo & Co. 5.900%, 12/29/2049[1,2]	$1,435,000
		15,426,704
	TECHNOLOGY – 0.3%
650,000	Western Digital Corp. 7.375%, 4/1/2023[1,4]	656,500
275,000	Micron Technology, Inc. 7.500%, 9/15/2023[1,4]	285,312
		941,812
	TOTAL CORPORATE (Cost $25,937,465)	25,628,062

	TOTAL BONDS (Cost $253,822,977)	235,461,961

Number of Shares

	MUTUAL FUNDS – 3.1%
619,883	Palmer Square Long/Short Credit Fund - Class I5	11,009,117

	TOTAL MUTUAL FUNDS (Cost $11,574,593)	11,009,117

	PREFERRED STOCKS – 4.3%
15,000	Loan Funding II, Ltd. [6]	15,000,000

	TOTAL PREFERRED STOCKS (Cost $15,000,000)	15,000,000

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.0%
	PUT OPTIONS – 0.0%
	EQUITY – 0.0%
	Prologis, Inc.
975	Exercise Price: $30.00, Expiration Date: May 20, 2016	—

	TOTAL PUT OPTIONS (Cost $79,014)	—

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $79,014)	—

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 1.4%
5,002,585	Fidelity Institutional Money Market Funds - Treasury Portfolio - Class I, 0.168%[7,8]	$5,002,585

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,002,585)	5,002,585

	TOTAL INVESTMENTS – 79.9% (Cost $299,621,352)	280,632,482
	Other Assets in Excess of Liabilities – 20.1%	70,484,589

	TOTAL NET ASSETS – 100.0%	$351,117,071

Principal Amount

	SECURITIES SOLD SHORT – (7.7)%
	BONDS – (7.7)%
	U.S. GOVERNMENT – (7.7)%
	United States Treasury Note
$(7,000,000)	1.625%, 2/15/2026	$(6,874,490)
(1,455,000)	1.500%, 2/28/2023	(1,445,963)
(4,000,000)	0.875%, 10/15/2018	(4,002,580)
(2,100,000)	1.250%, 12/15/2018	(2,120,549)
(5,500,000)	2.125%, 12/31/2022	(5,690,784)
(7,000,000)	1.250%, 3/31/2021	(6,988,786)

	TOTAL U.S. GOVERNMENT (Proceeds $26,934,808)	(27,123,152)

	TOTAL BONDS (Proceeds $26,934,808)	(27,123,152)

	TOTAL SECURITIES SOLD SHORT (Proceeds $26,934,808)	$(27,123,152)

LP – Limited Partnership

[1]	Callable.
[2]	Variable, floating or step rate security.
[3]	Foreign security denominated in U.S. Dollars.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $186,304,554.
[5]	Investment in affiliated security. This Fund is advised by Palmer Square Capital Management which also serves as Advisor to Palmer Square Income Plus Fund.
[6]	Loan Funding II, Ltd. consists of subordinated notes interests in BBB to B- rated bank loan warehouse facilities.
[7]	The rate is the annualized seven-day yield at period end.
[8]	All or a portion of this security is segregated as collateral for securities sold short.

See accompanying Notes to Schedule of Investments.

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

SWAP CONTRACTS
TOTAL RETURN SWAP CONTRACTS

Counterparty/ Reference Entity	Notional Amount(a)	Pay/Receive Total Return Reference Entity	Financing Rate	Termination Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
The Bank of Nova Scotia
Loan Funding I, Ltd. - OTC(b)	$42,344,650	Receive	1-Month USD-LIBOR-ICE + 0.90%	6/30/16	$-	$(311,905)
TOTAL TOTAL RETURN SWAP CONTRACTS					$-	$(311,905)

(a)	The notional amount of a total return swap contract is the reference amount pursuant to which the counterparties make payments and is not a measure of the maximum risk of loss.
(b)	Loan Funding I, Ltd. consists of a portfolio of BBB to B- rated bank loans.

See accompanying Notes to Schedule of Investments.

Palmer Square Income Plus Fund
NOTES TO SCHEDULE OF INVESTMENTS
April 30, 2016 (Unaudited)

Note 1 – Organization
Palmer Square Income Plus Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek income and capital appreciation. The Fund commenced investment operations on February 28, 2014.

The Fund commenced operations on February 28, 2014, prior to which its only activity was the receipt of a $2,500 investment from principals of the Fund’s advisor and a $94,313,788 transfer of shares of the Fund in exchange for the net assets of the Palmer Square Opportunistic Investment Grade Plus Trust (“Private Fund I”) and Palmer Square Investment Grade Plus Trust (“Private Fund II”), each a Delaware statutory trust (each a “Private Fund” collectively, the “Private Funds”). This exchange was nontaxable, whereby the Fund issued 9,428,446 shares for the net assets of the Private Funds on February 28, 2014. Assets with a fair market value of $94,313,788 consisting of cash, interest receivable and securities of the Private Funds with a fair value of $92,629,439 (identified cost of investments transferred $91,621,375) were the primary assets received by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Private Funds was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and ask prices for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality, and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Palmer Square Income Plus Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
April 30, 2016 (Unaudited)

(b) Asset-Backed Securities
Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Swap Agreements and Swaptions
The Fund may enter into credit default swap agreements for investment purposes. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The Fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. The notional value will be used to segregate liquid assets for selling protection on credit default swaps. If the Fund were a buyer and no credit event occurs, the Fund would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value. The use of swap agreements by the Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the Fund's return.

Palmer Square Income Plus Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
April 30, 2016 (Unaudited)

The Fund may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Fund may write (sell) and purchase put and call swaptions. The Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Fund’s use of options.

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

(d) Options Contracts
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.

Palmer Square Income Plus Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
April 30, 2016 (Unaudited)

Note 3 – Federal Income Taxes
At April 30, 2016, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$299,624,764

Gross unrealized appreciation	$267,222
Gross unrealized depreciation	(19,259,504)

Net unrealized depreciation on investments	$(18,992,282)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Palmer Square Income Plus Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
April 30, 2016 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2016, in valuing the Fund’s assets carried at fair value:

Assets	Level 1	Level 2	Level 3*	Total
Bank Loans	$-	$14,158,819	$-	$14,158,819
Bonds**	-	235,461,961	-	235,461,961
Mutual Funds	11,009,117	-	-	11,009,117
Preferred Stock	-	15,000,000	-	15,000,000
Purchased Options Contracts	-	-	-	-
Short-Term Investments	5,002,585	-	-	5,002,585
Total Assets	$16,011,702	$264,620,780	$-	$280,632,482

Liabilities
Securities Sold Short
Bonds**	$-	$27,123,152	$-	$27,123,152
Total Securities Sold Short	-	27,123,152	-	27,123,152
Other Financial Instruments***
Total Return Swap Contracts	-	311,905	-	311,905
Total Liabilities	$-	$27,435,057	$-	$27,435,057

*	The Fund did not hold any Level 3 securities at period end.
**	All bonds held in the Fund are Level 2 securities. For a detailed break-out by major sector classification, please refer to the Schedule of Investments.
***	Other financial instruments are derivative instruments, such as futures contracts, forward contracts, swaptions contracts and swap contracts. Futures contracts, forward contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 5 – Investments in Affiliated Issuers
An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any other investment which is advised by or sponsored by the Advisor. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of April 30, 2016 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Palmer Square Income Plus Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
April 30, 2016 (Unaudited)

Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Unrealized Appreciation (Depreciation)	Value End of Period	Interest/Income Credited to Income
Palmer Square Long/Short Credit Fund – Class I	$12,335,552	$118,264	$(1,500,000)	$(153,291)	$208,592	$11,009,117	$118,264

Security	Principal Amount/Shares Beginning			Principal Amount/Shares End
Description	of Period	Purchases	Sales	of Period
Palmer Square Long/Short Credit Fund – Class I	699,691	6,797	(86,605)	619,883

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	6/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	6/29/2016

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	6/29/2016